SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
14. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date that the financial statements were issued.  All appropriate subsequent event disclosures, if any, have been made in the notes to the financial statements.

On August 1, 2013, pursuant to a private placement agreement, the Company issued 4,000 shares of common stock to a consultant, upon the execution of this agreement.

On August 8, 2013, the remaining May 2012 note-holder converted its remaining $83,333 in principal into 26,371 shares of the Company’s common stock at a conversion rate of $3.16. The May 2012 Notes matured on May 18, 2013. There are no remaining May 2012 Notes outstanding.

On August 12, 2013, the Company issued 3,600 shares of common stock for consulting services valued at $15,000.

On August 12, 2013, the Company issued 2,330 shares of its common stock to employees under the Employee Stock Purchase Plan (ESPP) for an aggregate purchase price of $7,027.

On August 14, 2013, the Company issued 15,723 shares of common stock for consulting services valued at $50,000.

JMJ Financial

On August 14, 2013, the Company borrowed an additional $100,000 under the JMJ April 2013 convertible promissory note. At this date, the Company has borrowed $625,000 under the JMJ April 2013 Note. JMJ Financial has no obligation to lend the Company the remaining $95,000 of available principal amount under the note and may never do so. The Company has no obligation to pay JMJ Financial any amounts on the unfunded portion of the note and may not prepay any portion of the note without JMJ Financial’s consent. On August 9, 2013 and September 5, 2013, JMJ Financial converted $67,515 and $39,600 in principal and interest, respectively on its April 2013 Note into 51,000 shares of common stock at conversion rates ranging from $1.89 to $2.20. After these conversions, approximately $525,000 in principal remained outstanding under the JMJ April 2013 Note.

Tonaquint

On August 14, 2013, in lieu of a cash installment payment on the outstanding Tonaquint Note, the Company issued 33,309 shares of common stock. Of the 33,309 shares issued to Tonaquint, 21,843 were issued to satisfy the second installment payment consisting of principal in the amount of $49,444 and interest of $5,810 for a total conversion amount of $55,254. This amount was converted at a conversion price of approximately $2.53. The remaining 11,466 shares were issued related to the installment payment, made by the Company in shares, in July 2013 pursuant to a true-up provision in the convertible promissory note agreement that allows Tonaquint to receive additional shares if the conversion price, used at the time of the installment payment, decreases in a stated period of time following said payment.

On August 15, 2013, the Company issued 10,500 shares of its common stock to Hanover Holdings in connection with the settlement of a draw down pursuant to the Hanover Purchase Agreement, at a price of approximately $2.81 per share. The per share price for such shares was established under the terms of the Hanover Purchase Agreement. The Company received total net proceeds of $29,516 in connection with this draw down.

On August 20, 2013, in a private placement pursuant to a note purchase agreement, the Company issued an accredited investor a secured convertible promissory note in the aggregate principal amount of $108,000, for a purchase price of $100,000. This note bears interest at a rate of 20% per annum and is convertible into shares of the Company’s common stock at a conversion price equal to the lower of $3.00 or 80% of the volume weighted average price for the five days preceding conversion, with a floor price of $2.50. To secure prompt payment under the note, the Company granted the holder a continuing security interest in all net proceeds it receives up to the aggregate amount of $108,000 plus accrued interest from the sale of its NOLs or research and development tax credits through the New Jersey Economic Development Program. This note matures on February 21, 2014, nine months after its issuance, and may not be converted prior to maturity although the Company may prepay this note at any time. In addition, the Company is required to repay this note within three business days of closing any financing greater than $2,000,000.

Resignation of Thomas A. Moore and Appointment of Dan O’Connor as Chief Executive Officer

At a meeting of the Company’s Board of Directors held on August 14, 2013, Thomas A. Moore indicated his intent to resign as Chairman of the Board of Directors and President and Chief Executive Officer (“CEO”) effective August 19, 2013 in line with the previously contemplated succession plan. Thomas A. Moore continues to serve on the Board of Directors and is acting as a consultant to the Company pursuant to the terms of a consulting agreement dated August 19, 2013, the terms of which are described below. In light of Mr. Moore’s notification to the Board of his intent to resign as President and CEO and the Board’s succession plan, the Board appointed Daniel J. O’Connor (formerly Executive Vice President), to the position of President and CEO, effective August 19, 2013. Mr. O’Connor’s appointment as President and CEO is the outcome of the succession planning initiatives over the past year by Mr. Moore and the Board of Directors. The Board of Directors also fixed the number of Board members at seven and appointed Mr. O’Connor as a Director to fill the newly created vacancy in accordance with the the Company’s Bylaws, all effective August 19, 2013. Mr. O’Connor will hold office as a Director until the next annual meeting of stockholders of the Company subject to his earlier resignation or removal. Mr. O’Connor has not currently been appointed to any standing committee of the Board of Directors.

Dr. James Patton, Chairman of the Audit Committee, was elected to serve as Non-executive Chairman of the Board effective August 19, 2013.

Thomas A. Moore Consulting and Severance Agreements

On August 19, 2013, the Company entered into a consulting agreement with Mr. Moore, which took effect as of such date. Under the consulting agreement, Mr. Moore will assist the development of the Company’s veterinary program and perform the duties assigned by the CEO, the Chairman of the Board and/or Board of Directors related to strategic planning and business development, or any other matter so delegated. Mr. Moore is required to be able to commit at least 20 hours per week to his consulting duties under the agreement. The consulting agreement provides for an initial term of one year, after which it terminates unless the Company notifies Mr. Moore of its intent to renew prior to the expiration of the initial term, following which it will be renewed upon such terms and conditions as they may mutually agree. If the Company elects to continue beyond the initial term, either Mr. Moore or the Company may terminate, at any time for any reason with or without cause upon 90 days written notice.

Pursuant to the terms of the consulting agreement, Mr. Moore is entitled to: (i) annualized compensation of $350,000 (payable monthly, with the first payment due September 20, 2013), with 12% per annum interest accruing on payments not made in accordance with the agreed terms, (ii) reimbursement for any COBRA costs, (iii) a one-time $100,000 payment if the Company closes a financing greater than $5,000,000 during the initial term of the agreement (which one-time payment may be increased to $429,076.59 at the Company’s discretion if the financing exceeds $15,000,000), which amounts are to be in repayment of loans extended by Mr. Moore to the Company, (iv) be treated as non-employee Director for purposes of attendance fees under the Company’s Director compensation program (but not for purposes of the annual retainer), (v) receive a one-time grant of 30,000 options under the Incentive Plan on or around November 1, 2013, and be considered in “Continuous Service” for purposes of his outstanding option awards under the Incentive Plan (as such term is defined in the Incentive Plan) and (v) reimbursement of reasonable documented travel expenses as contemplated by the consulting agreement.

Termination Agreement

On August 19, 2013, the Company entered into an agreement with a financial advisor to terminate a July 2012 engagement agreement between the parties, pursuant to which the advisor asserted claims for unpaid fees related to the introduction of investors to the Company and services provided. As consideration for terminating the agreement the Company agreed to pay the advisor approximately $589,000 in monthly installment payments in either cash or shares of the Company’s common stock, and a 3-year warrant to purchase 30,154 shares of the Company’s common stock at an exercise price of $4.90 per share. Additionally, the Company agreed to pay the advisor $150,000 upon the completion of a contemplated public offering of securities.

Yenson Co. Ltd.

On August 28, 2013, the Company entered into a Securities Purchase Agreement with Yenson Co. Ltd (“Investor”). Investor purchased $100,000 of the Company’s common stock at a purchase price of approximately $2.21 per share, resulting in 45,353 shares of its common stock being issued. In addition, the investor received 50% warrant coverage, resulting in the issuance of a warrant to purchase 22,161 shares of the Company’s common stock, at an exercise price of $2.76 per warrant. The warrant expires 3 years from the date of the agreement.

JMJ Financial

On September 4, 2013, the Company entered into a securities purchase agreement with JMJ Financial pursuant to which it issued JMJ Financial, in a private placement, an $800,000 convertible promissory note and 19,231 restricted shares of its common stock as a $50,000 origination fee for the note. The securities agreement provides that the Company will “true up” JMJ Financial by issuing additional shares of its common stock if JMJ Financial does not receive at least $50,000 of net proceeds from the sale of such shares of common stock when, and if, it disposes of such shares.

The face amount of the note reflects an aggregate principal amount of $800,000 for total consideration of $720,000 (or a 10% original issue discount). However, the Company has currently only borrowed $500,000 from JMJ Financial under this convertible promissory note, all of which JMJ Financial paid in cash. JMJ Financial has no obligation to lend the remaining $220,000 of available principal amount under the note and may never do so. The Company has no obligation to pay JMJ Financial any amounts on the unfunded portion of the note and may not prepay any portion of the note without JMJ Financial’s consent.

The convertible promissory note matures September 4, 2014 and, in addition to the 10% original issue discount, provides for payment of a one time interest charge of 5% on funded amounts. The convertible promissory note is convertible at any time, in whole or in part, at JMJ Financial’s option into shares of the Company’s common stock at the lesser of $2.65 or 70% of the average of the lowest two closing prices in the 20-day pricing period preceding a conversion. However, at no time will JMJ Financial be entitled to convert any portion of the note to the extent that after such conversion, JMJ Financial (together with its affiliates) would beneficially own more than 4.99% of the Company’s outstanding shares common stock as of such date. The Company agreed to reserve at least 2,000,000 shares of its common stock for conversion of the note. The note also provides for penalties and rescission rights if the Company does not deliver shares of its common stock upon conversion with the require timeframes.

The convertible promissory note includes customary event of default provisions, and provides for a default rate of the lesser of 18% or the maximum permitted by law. Upon the occurrence of an event of default, the lender may require the Company to pay in cash the “Mandatory Default Amount,” which is defined in the note to mean the greater of (i) the outstanding principal amount of the note plus all interest, liquidated damages and other amounts owing under the note, divided by the conversion price on the date payment of such amount is demanded or paid in full, whichever is lower, multipled by the volume-weighted-average price, or VWAP, on the date payment of such amount is demanded or paid in full, whichever has a higher VWAP, or (ii) 150% of the outstanding principal amount of the note plus 100% of all interest, liquidated damages and other amounts owing under the note.

If the Company completes a public offering of $5,000,000 or more, JMJ Financial has the right, at its election, to require it to repay the note, in whole or in part, in amount equal to 125% of the sum of the funded principal amount being repaid plus all accrued and unpaid interest liquidated damages, fees, and other amounts due on such principal amount.

On September 9, 2013, the Company issued 21,000 shares of its common stock to JMJ Financial upon conversion of $39,690 of principal and interest of a convertible promissory note issued to JMJ Financial in April 2013.

On September 11, September 12 and September 25, 2013, the Company issued Tonaquint an aggregate 55,387, 46,816 and 49,157 shares of its common stock upon conversion of an aggregate $334,736 of notes issued to Tonaquint in December 2012.

On September 17, 2013, the Company issued 25,582 shares of its common stock to an accredited investor as an installment payment under an engagement letter termination agreement and also issued the accredited investor a 2-year warrant to acquire 30,154 shares of its common stock at $4.90 per share pursuant to such agreement, and on September 27, 2013, the Company issued 158,385 shares of its common stock as payment in full of its remaining obligation under the settlement agreement.

On September 18, 2013, the Company issued 20,438 shares of its common stock to JMJ Financial upon conversion of $38,628 of principal and interest a convertible promissory note issued to JMJ Financial in April 2013.

On September 26, 2013, the Company agreed to issue 33,750 shares of its common stock to an accredited investor in connection with the settlement of a dispute under a prior agreement.

On September 27, 2013, the Company agreed to issue 125,000 shares of its common stock to Redwood Management, LLC, upon conversion of $277,778 of a convertible promissory note issued in a June 2013 in a bridge financing.

16. SUBSEQUENT EVENTS

Asher Note

On November 12, 2012, in a private placement pursuant to a note purchase agreement, we issued Asher Enterprises, Inc, which we refer to as Asher, a convertible promissory note in the aggregate principal amount of $153,500 for a purchase price of $150,000, which we refer to as the November Asher Note. The November Asher Note bears interest at a rate of 8% per annum, which interest accrues, but does not become payable until maturity or acceleration of the principal of the November Asher Note. The November Asher Note is convertible into shares of our common stock at a conversion price equal to 65% of the arithmetic average of the four lowest closing trading prices for the common stock during the 20 trading day period ending on the latest complete trading day prior to the applicable conversion date. The November Asher Note matures on August 14, 2013, nine months from its issuance date. The November Asher Note may be converted by Asher, at its option, in whole or in part. The September Asher Note includes a limitation on conversion, which provides that at no time will Asher be entitled to convert any portion of the September Asher Note to the extent that after such conversion Asher (together with its affiliates) would beneficially own more than 4.99% of the outstanding shares of the common stock as of such date.

Private Placements of Convertible Notes to Hanover

On December 6, 2012, in a private placement pursuant to a note purchase agreement, we issued Hanover a convertible promissory note in the aggregate principal amount of $100,000 for a purchase price of $100,000, which we refer to as the Hanover December 2012 Note. The Hanover December 2012 Note bears interest at a rate of 12% per annum, which interest accrues, but does not become payable until maturity or acceleration of the principal of such Hanover December 2012 Note. The Hanover December 2012 Note is convertible into shares of our common stock at a conversion price of $3.75 per share. On December 5, Hanover exchanged the Initial Hanover PIPE Notes for convertible notes in the form of the Hanover December 2012 Note in all material respects (other than date of issuance, exchange date, the maturity date of May 19, 2012 solely with respect to the Exchanged Hanover PIPE Note issued in exchange for the Hanover September 2012 PIPE Note and the maturity date of June 19, 2013 solely with respect to the Exchanged Hanover PIPE Note issued in exchange for the Hanover October 2012 PIPE Note) that also are convertible into shares of our common stock at a conversion price of $3.75 per share, which we refer to as the Exchanged Hanover PIPE Notes. Each of the Hanover December 2012 Note and the Exchanged Hanover PIPE Notes are subject to limitations on conversion if after giving effect to such conversion Hanover would beneficially own more than 4.99% of our common stock.

Other Hanover Related Transactions

During November and December, 2012, pursuant to the terms of various Assignment Agreements, we delivered convertible notes to Magna in an aggregate principal amount of $340,522, convertible into shares of common stock, which we refer to as the Magna Exchange Notes. The Magna Exchange Notes bear interest at a rate of 6% per annum, which interest accrues, but does not become payable until maturity or acceleration of the principal of the Second Magna Exchange Note. Prior to the date of this filing, all Magna Exchange Notes (including the $400K Magna note in Footnote 6) have been converted in full into 202,521 shares of our common stock in accordance with its terms and no longer remains outstanding.

Ironridge Settlement

On December 20, 2012, the Superior Court of the State of California for the County of Los Angeles — Central District entered an Order for Approval of Stipulation for Settlement of Claims, which we refer to as the Order, in the matter titled Ironridge Global IV, Ltd. v. Advaxis, Inc. The Order, together with the Stipulation for Settlement of Claims, which we refer to as the Stipulation, dated December 19, 2012, between us and Ironridge Global IV, Ltd., which we refer to as Ironridge, provides for the full and final settlement of Ironridge’s $692,761 claim against us in connection with past due invoices relating to attorney fees, which Ironridge purchased pursuant to a Receivable Purchase Agreement, dated December 14, 2012, which we refer to as the Claim. Pursuant to the terms of the Order and the Stipulation, we are obligated to issue 267,117 shares of our common stock to settle the $692,761 owed. On December 21, 2012, we issued and delivered to Ironridge 360,000 shares of our common stock, par value $0.001 per share. Accordingly, Ironridge will return 92,882 shares of our common stock.

JMJ Note

On December 26, 2012, in a private placement pursuant to a note purchase agreement, we issued JMJ Financial a convertible promissory note for a purchase price of $100,000, which we refer to as the December 2012 Note. If the December 2012 Note is repaid on or before January 31, 2013, we will pay JMJ Financial a principal amount of $125,000. If the December 2012 Note is rolled into a future financing, we will have to pay JMJ Financial a principal amount of $115,000. At the holder’s election, principal and interest can be converted at a conversion price equal to 70% of the lowest closing trading price for our common stock during the 25 trading day period ending on the latest complete trading day prior to the applicable conversion date.

Sale of stock under the Equity Enhancement Program

Under the Hanover Purchase Agreement, the Company may require Hanover Holdings to purchase up to $10.0 million of our common stock over a 24 month period (See Footnote 13 — Shareholders’ Equity).
On December 31, 2012, we issued 55,924 shares of our common stock to Hanover Holdings in connection with the settlement of a draw down pursuant to the Hanover Purchase Agreement, at a price of approximately $3.325 per share. The per share price for such shares was established under the terms of the Hanover Purchase Agreement. We received total net proceeds of $185,975 in connection with this draw down.
On January 17, 2013, we issued 35,200 shares of our common stock to Hanover Holdings in connection with the settlement of a draw down pursuant to the Hanover Purchase Agreement, at a price of approximately $4.675 per share. The per share price for such shares was established under the terms of the Hanover Purchase Agreement. We received total net proceeds of $164,656.80 in connection with this draw down.
On February 12, 2013, we issued 64,000 shares of our common stock to Hanover Holdings in connection with the settlement of a draw down pursuant to the Hanover Purchase Agreement, at a price of approximately $8.04 per share. The per share price for such shares was established under the terms of the Hanover Purchase Agreement. We receive total net proceeds of $515,520 in connection with this draw down.

Tonaquint Note

On December 13, 2012, we entered into an agreement, which we refer to as the Tonaquint Purchase Agreement, with Tonaquint, Inc., which we refer to as Tonaquint, whereby we issued Tonaquint a secured convertible promissory note for the initial principal sum of $890,000, which we refer to as the Tonaquint Note. The Tonaquint Note bears interest at a rate of 8% and is due 26 months after its issue date. The Tonaquint Note can be converted at a fixed price of $20.00 per share but is subject to reduction in the event that we issue shares below the conversion price of $20.00.
On the closing date, Tonaquint (i) funded us with $490,000 in cash, (ii) issued a secured mortgage note in the principal amount of $200,000, which we refer to as Mortgage Note 1, and (iii) issued an additional secured mortgage note in the principal amount of $200,000, which we refer to as Mortgage Note 2. Mortgage Note 1 bears interest at a rate of 5% and is due on the earlier of (i) 60 days following the maturity date under the Tonaquint Note, and (ii) the later of (A) 8 months after the closing date under the Tonaquint Purchase Agreement and (B) satisfaction of certain payment conditions. Mortgage Note 2 bears interest at a rate of 5% and is due on the earlier of (i) 60 days following the maturity date under the Tonaquint Note, and (ii) the later of (A) 10 months after the closing date under the Tonaquint Purchase Agreement and (B) satisfaction of certain payment conditions.
We have agreed to make installment payments on the Tonaquint Note beginning 6 months after closing in cash or in stock. If we choose to make installment payments in stock, then such stock will be issued at a price per share equal to 80% of the average of the 5 lowest daily closing bid prices for the common stock during the 20 consecutive trading days prior to the installment date. Tonaquint has the right to receive additional shares if the market price of our common stock is lower than the price per share of our common stock on the installment date.